Noncontrolling Interests Subject To Put Provisions (Tables)	6 Months Ended
Jun. 30, 2016
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions
	June 30,2016	December 31, 2015

Beginning balance as of January 1,	$1.023.755	$824.658
Contributions to noncontrolling interests	(81.806)	(164.830)
Purchase/ sale of noncontrolling interests	45.472	7.915
Contributions from noncontrolling interests	11.961	16.749
Expiration of put provisions and other reclassifications	(3.848)	5.206
Changes in fair value of noncontrolling interests	131.250	178.003
Net income	88.857	159.127
Other comprehensive income (loss)	596	(3.073)
Ending balance as of June 30, 2016 and December 31, 2015	$1.216.237	$1.023.755